Information about the main subsidiaries (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Current Assets	$ 562,836	$ 317,494
Non-current Assets	2,799,233	2,807,977
Current Liabilities	338,831	383,285
Non-current Liabilities	1,351,271	1,135,457
Net assets	3,362,069	3,125,471
Book value of controlling interests	94,163	102,883
Revenues	468,526	458,059	$ 462,486
Comprehensive loss for the year	196,118	(47,127)	315,903
Cash of Operating activities	260,719	144,309	189,035
Net cash generated from operating activities	260,719	144,309	189,035
Cash of investing activities	(82,271)	116,065	136,966
Net cash (used in) / generated from investing activities	(82,271)	116,065	136,966
Cash of financial activities	35,515	(266,206)	(420,214)
Net cash generated from / (used in) financing activities	35,515	(266,206)	(420,214)
Net Increase / (decrease) in cash and cash equivalents	213,963	(5,832)	$ (94,213)
Panamerican Mall S.A [Member]
Statement [Line Items]
Current Assets	41,851	35,705
Non-current Assets	379,875	463,953
Current Liabilities	9,198	13,338
Non-current Liabilities	82,924	108,776
Net assets	$ 329,604	$ 377,544
Direct interest of non-controlling interest	20.00%	20.00%
Book value of non-controlling interests	$ 65,920	$ 75,508
Direct interest of controlling interest	80.00%	80.00%
Book value of controlling interests	$ 263,684	$ 302,036
IRSA Inversionesy Representaciones Sociedad Anonima (IRSA) [Member]
Statement [Line Items]
Revenues	51,977	47,846
Comprehensive loss for the year	(28,643)	(64,091)
Cash of Operating activities	29,762	26,102
Net cash generated from operating activities	29,762	26,102
Cash of investing activities	(20,667)	(31,540)
Net cash (used in) / generated from investing activities	(20,667)	(31,540)
Cash of financial activities	(8,744)	4,809
Net cash generated from / (used in) financing activities	(8,744)	4,809
Net Increase / (decrease) in cash and cash equivalents	351	(629)
Dividends distribution to non-controlling shareholders	$ (3,860)	$ (384)